Other investments	12 Months Ended
Dec. 31, 2016
Other investments
18 Other investments
end of	2016	2015
Other investments (CHF million)
Equity method investments	3,121	2,876
Non-marketable equity securities [1]	1,731	2,000
Real estate held for investment [2]	268	412
Life finance instruments [3]	1,657	1,733
Total other investments	6,777	7,021
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of December 31, 2016 and 2015, real estate held for investment included foreclosed or repossessed real estate of CHF 29 million and CHF 38 million, respectively, of which CHF 27 million and CHF 36 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities held by subsidiaries that are considered investment companies are held by separate legal entities that are within the scope of ASC Topic 946 – Financial Services – Investment Companies. In addition, non-marketable equity securities held by subsidiaries that are considered broker-dealer entities are held by separate legal entities that are within the scope of ASC Topic 940 – Financial Services – Brokers and Dealers. Non-marketable equity securities include investments in entities that regularly calculate NAV per share or its equivalent.
> Refer to “Note 35 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Group performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 31 million, CHF 21 million and CHF 10 million were recorded in 2016, 2015 and 2014, respectively.
The accumulated depreciation related to real estate held for investment amounted to CHF 386 million, CHF 365 million and CHF 354 million for 2016, 2015 and 2014, respectively.

Bank
Other investments
17 Other investments
end of	2016	2015
Other investments (CHF million)
Equity method investments	2,918	2,728
Non-marketable equity securities [1]	1,672	1,951
Real estate held for investment [2]	241	375
Life finance instruments [3]	1,657	1,733
Total other investments	6,488	6,787
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of December 31, 2016 and 2015, real estate held for investment included foreclosed or repossessed real estate of CHF 29 million and CHF 37 million, respectively, of which CHF 27 million and CHF 36 million, respectively were related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.
Non-marketable equity securities include investments in entities that regularly calculate net asset value per share or its equivalent.
> Refer to “Note 34 – Financial instruments” for further information on such investments.
Substantially all non-marketable equity securities are carried at >>>fair value. There were no non-marketable equity securities not carried at fair value that have been in a continuous unrealized loss position.
The Bank performs a regular impairment analysis of real estate portfolios. The carrying values of the impaired properties were written down to their respective fair values, establishing a new cost base. For these properties, the fair values were measured based on either discounted cash flow analyses or external market appraisals. Impairments of CHF 31 million, CHF 21 million and CHF 10 million were recorded in 2016, 2015 and 2014, respectively.
Accumulated depreciation related to real estate held for investment amounted to CHF 340 million, CHF 319 million and CHF 304 million for 2016, 2015 and 2014, respectively.
> Refer to “Note 18 – Other investments” in V – Consolidated financial statements – Credit Suisse Group for further information.